Related party transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cartesian Capital Group
Related Party Transaction [Line Items]
Interest expense, related party	$ 1,575	$ 919
Expenses from transactions with related party	250	250
Royalty agreement
Related Party Transaction [Line Items]
Payments for royalties	$ 3,009	10,935
Royalty agreement | Cartesian Capital Group
Related Party Transaction [Line Items]
Payments for royalties		$ 10,935